T. ROWE PRICE European Stock Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 1.4%
Common Stocks 1.4%
BAWAG Group  99,593 12,570
Total Austria (Cost $3,886) 12,570
BELGIUM 1.2%
Common Stocks 1.2%
Warehouses De Pauw  455,012 10,618
Total Belgium (Cost $9,074) 10,618
DENMARK 2.3%
Common Stocks 2.3%
Coloplast, Class B (1) 140,514 12,833
Novo Nordisk, Class B  172,263 8,012
Total Denmark (Cost $29,025) 20,845
FINLAND 5.5%
Common Stocks 5.5%
Elisa  137,616 7,081
Kojamo (2) 845,904 10,736
Mandatum  1,410,083 9,565
Sampo, Class A  1,421,701 15,260
Stora Enso, Class R  729,598 7,507
Total Finland (Cost $42,939) 50,149
FRANCE 14.0%
Common Stocks 14.0%
Airbus  122,390 24,607
Dassault Systemes  249,739 8,204
Edenred  306,113 8,742
Euronext  8,222 1,325
Sartorius Stedim Biotech  58,048 11,600
Schneider Electric  72,441 18,747
Societe Generale  233,566 14,908
SPIE  250,231 14,727

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
TotalEnergies  412,118 24,507
Total France (Cost $111,869) 127,367
GERMANY 19.1%
Common Stocks 19.1%
adidas  83,529 15,965
Beiersdorf  84,079 10,448
Daimler Truck Holding  298,816 14,536
Deutsche Telekom  525,644 18,853
Infineon Technologies  363,546 14,281
Merck  83,125 10,389
SAP  106,943 30,581
Siemens  124,079 31,603
Siemens Healthineers  199,935 10,769
Springer Nature  229,744 4,918
Symrise  126,585 11,475
Total Germany (Cost $133,857) 173,818
IRELAND 1.0%
Common Stocks 1.0%
Kingspan Group  112,973 9,376
Total Ireland (Cost $8,654) 9,376
ITALY 1.9%
Common Stocks 1.9%
Amplifon  511,109 8,604
PRADA (HKD)  1,697,400 9,239
Total Italy (Cost $22,405) 17,843
NETHERLANDS 11.6%
Common Stocks 11.6%
Adyen (2) 9,167 15,723
Akzo Nobel  96,533 6,062
ASM International  12,848 6,219
ASML Holding  17,780 12,323
BE Semiconductor Industries  40,130 5,422
CVC Capital Partners  446,258 8,557
Heineken  187,358 14,706

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
ING Groep  811,733 18,918
Universal Music Group  628,212 18,072
Total Netherlands (Cost $85,842) 106,002
NORWAY 1.7%
Common Stocks 1.7%
DNB Bank  620,124 15,689
Total Norway (Cost $12,218) 15,689
POLAND 1.3%
Common Stocks 1.3%
Bank Polska Kasa Opieki  218,420 11,861
Total Poland (Cost $11,885) 11,861
PORTUGAL 3.1%
Common Stocks 3.1%
Galp Energia  549,066 10,484
Jeronimo Martins  737,466 17,978
Total Portugal (Cost $21,326) 28,462
SLOVENIA 1.3%
Common Stocks 1.3%
Nova Ljubljanska Banka, GDR  327,701 12,121
Total Slovenia (Cost $9,546) 12,121
SPAIN 2.0%
Common Stocks 2.0%
Amadeus IT Group  222,893 17,897
Total Spain (Cost $11,236) 17,897
SWEDEN 3.0%
Common Stocks 3.0%
Assa Abloy, Class B  398,171 13,175
Sandvik  576,965 14,078
Total Sweden (Cost $19,814) 27,253

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 6.9%
Common Stocks 6.9%
Alcon  137,596 12,063
Cie Financiere Richemont, Class A  48,498 7,919
Partners Group Holding  8,122 10,918
Roche Holding  50,286 15,693
Sonova Holding  29,867 8,130
Straumann Holding  65,898 8,029
Total Switzerland (Cost $54,358) 62,752
UNITED KINGDOM 22.7%
Common Stocks 22.7%
Admiral Group  318,538 14,359
AstraZeneca  211,249 30,819
Aviva  1,738,324 14,852
Bunzl  372,355 11,051
Informa  907,679 10,379
Lloyds Banking Group  14,894,365 15,273
Marks & Spencer Group  1,119,275 5,140
National Grid  1,272,415 17,880
Segro  1,312,525 11,186
Shell (EUR)  722,097 26,022
Standard Chartered  979,194 17,554
Unilever  419,844 24,360
Wise, Class A (2) 568,073 7,589
Total United Kingdom (Cost $168,821) 206,464
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 12,990 13
Total Short-Term Investments (Cost $13) 13

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 4,164,953 4,165
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 4,165
Total Securities Lending Collateral (Cost $4,165) 4,165
Total Investments in Securities  100.5%
(Cost $760,933) $ 915,265
Other Assets Less Liabilities (0.5)% (4,673)
Net Assets 100.0% $ 910,592
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
EUR Euro
GDR Global Depositary Receipts
HKD Hong Kong Dollar

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 293 ++
Totals $ — # $ — $ 293 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 34,223 ¤ ¤ $ 4,178
Total $ 4,178 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $293 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,178.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price European Stock Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE European Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE European Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE European Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F79-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 911,087 $ — $ 911,087
Short-Term Investments 13 — — 13
Securities Lending Collateral 4,165 — — 4,165
Total $ 4,178 $ 911,087 $ — $ 915,265